Amounts due to directors (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts due to directors [Abstract]
Directors' fees and attendance fees	$ 300	$ 206
Amounts due to directors	$ 60	$ 49